CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.6%
COMMUNICATION SERVICES - 3.0%
Entertainment - 1.2%
Endeavor Group Holdings Inc., Class A Shares	1,418,480	$32,327,159	*

Interactive Media & Services - 1.6%
Match Group Inc.	555,050	40,690,715	*

Media - 0.2%
Klaviyo Inc.	304,189	5,266,747	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		78,284,621

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.8%
Fox Factory Holding Corp.	203,468	19,260,281	*

Automobiles - 1.5%
Tesla Inc.	44,550	39,714,097	*

Hotels, Restaurants & Leisure - 1.2%
Expedia Group Inc.	260,422	27,617,753	*
Six Flags Entertainment Corp.	108,400	2,457,428	*

Total Hotels, Restaurants & Leisure		30,075,181

Internet & Direct Marketing Retail - 2.6%
Etsy Inc.	78,800	8,173,136	*
Global-e Online Ltd.	396,300	9,019,788	*
MercadoLibre Inc.	60,632	49,336,865	*

Total Internet & Direct Marketing Retail		66,529,789

Specialty Retail - 3.1%
Burlington Stores Inc.	267,700	37,780,501	*
Lowe’s Cos. Inc.	220,830	42,295,570

Total Specialty Retail		80,076,071

Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc.	403,180	28,883,815	*

TOTAL CONSUMER DISCRETIONARY		264,539,234

CONSUMER STAPLES - 9.3%
Beverages - 5.2%
Constellation Brands Inc., Class A Shares	232,711	57,319,047
Monster Beverage Corp.	762,710	75,981,170	*

Total Beverages		133,300,217

Food & Staples Retailing - 3.8%
Casey’s General Stores Inc.	182,005	36,883,313
Performance Food Group Co.	1,249,060	62,090,773	*

Total Food & Staples Retailing		98,974,086

See Notes to Schedule of Investments.

ClearBridge Select Fund 2022 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Personal Products - 0.3%
Coty Inc., Class A Shares	1,090,300	$7,980,996	*

TOTAL CONSUMER STAPLES		240,255,299

ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	424,406	10,902,990

Oil, Gas & Consumable Fuels - 3.7%
Chesapeake Energy Corp.	229,051	21,569,733
Pioneer Natural Resources Co.	311,470	73,802,816

Total Oil, Gas & Consumable Fuels		95,372,549

TOTAL ENERGY		106,275,539

FINANCIALS - 8.4%
Banks - 3.3%
First Republic Bank	289,450	47,096,409
Truist Financial Corp.	739,450	37,320,042

Total Banks		84,416,451

Capital Markets - 4.1%
CME Group Inc.	258,300	51,525,684
Edify Acquisition Corp., Class A Shares	464,230	4,579,629	*
KKR & Co. Inc.	914,751	50,732,091

Total Capital Markets		106,837,404

Insurance - 1.0%
American Equity Investment Life Holding Co.	679,300	25,514,508

TOTAL FINANCIALS		216,768,363

HEALTH CARE - 12.8%
Biotechnology - 2.3%
Horizon Therapeutics PLC	576,660	47,845,480	*
Ultragenyx Pharmaceutical Inc.	225,360	12,007,181	*

Total Biotechnology		59,852,661

Health Care Equipment & Supplies - 2.5%
Insulet Corp.	257,400	63,783,720	*

Health Care Providers & Services - 2.1%
Progyny Inc.	373,600	11,406,008	*
Surgery Partners Inc.	1,115,552	43,930,438	*

Total Health Care Providers & Services		55,336,446

Health Care Technology - 0.5%
Doximity Inc., Class A Shares	282,200	11,942,704	*

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2022 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 5.4%
Charles River Laboratories International Inc.	192,460	$48,218,928	*
PerkinElmer Inc.	86,655	13,272,946
Syneos Health Inc.	973,106	77,011,609	*

Total Life Sciences Tools & Services		138,503,483

TOTAL HEALTH CARE		329,419,014

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.5%
L3Harris Technologies Inc.	159,240	38,212,823

Air Freight & Logistics - 0.7%
GXO Logistics Inc.	373,120	17,909,760	*

Building Products - 1.3%
Trex Co. Inc.	502,888	32,446,334	*

Commercial Services & Supplies - 1.8%
Copart Inc.	369,787	47,369,714	*

Construction & Engineering - 2.7%
WillScot Mobile Mini Holdings Corp.	1,804,400	69,667,884	*

Electrical Equipment - 2.7%
nVent Electric PLC	652,350	23,034,478
Shoals Technologies Group Inc., Class A Shares	903,160	21,341,671	*
Vertiv Holdings Co.	2,107,440	24,066,965

Total Electrical Equipment		68,443,114

Road & Rail - 1.3%
Lyft Inc., Class A Shares	618,600	8,573,796	*
XPO Logistics Inc.	414,020	24,733,555	*

Total Road & Rail		33,307,351

Trading Companies & Distributors - 2.2%
H&E Equipment Services Inc.	493,887	17,656,460
MSC Industrial Direct Co. Inc., Class A Shares	479,760	39,656,962

Total Trading Companies & Distributors		57,313,422

TOTAL INDUSTRIALS		364,670,402

INFORMATION TECHNOLOGY - 24.8%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	263,750	1,087,328	*(a)(b)(c)

IT Services - 1.7%
Paymentus Holdings Inc., Class A Shares	503,200	7,321,560	*
Shopify Inc., Class A Shares	506,400	17,637,912	*
Snowflake Inc., Class A Shares	83,500	12,517,485	*
Wix.com Ltd.	110,003	6,526,478	*

Total IT Services		44,003,435

See Notes to Schedule of Investments.

ClearBridge Select Fund 2022 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp.	113,780	$20,665,861
ON Semiconductor Corp.	583,380	38,958,117	*(d)

Total Semiconductors & Semiconductor Equipment		59,623,978

Software - 16.7%
Adobe Inc.	51,996	21,324,600	*
Clear Secure Inc., Class A Shares	166,714	4,221,198	*
Confluent Inc., Class A Shares	253,430	6,449,794	*
Databricks Inc.	72,578	8,413,302	*(a)(b)(c)
Datadog Inc., Class A Shares	204,310	20,841,663	*
DataRobot Inc.	279,847	3,772,894	*(a)(b)(c)
DocuSign Inc.	474,499	30,358,446	*
Everbridge Inc.	408,000	10,257,120	*
Fortinet Inc.	1,153,670	68,816,416	*
Gitlab Inc., Class A Shares	472,793	27,138,318	*
HubSpot Inc.	119,270	36,735,160	*
LivePerson Inc.	529,800	7,226,472	*
New Relic Inc.	260,874	15,827,226	*
Paycor HCM Inc.	522,918	13,956,681	*
SentinelOne Inc., Class A Shares	746,600	18,553,010	*
ServiceNow Inc.	200,439	89,528,084	*
Sprout Social Inc., Class A Shares	294,753	15,356,631	*
Varonis Systems Inc.	469,010	11,926,924	*
Workday Inc., Class A Shares	127,010	19,699,251	*

Total Software		430,403,190

Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc.	624,864	101,546,648

TOTAL INFORMATION TECHNOLOGY		636,664,579

MATERIALS - 1.3%
Construction Materials - 1.3%
Summit Materials Inc., Class A Shares	1,182,260	32,523,973	*

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Lamar Advertising Co., Class A Shares	479,040	48,411,783
SBA Communications Corp.	230,541	77,413,362

Total Equity Real Estate Investment Trusts (REITs)		125,825,145

Real Estate Management & Development - 1.5%
CBRE Group Inc., Class A Shares	443,571	37,978,549	*

TOTAL REAL ESTATE		163,803,694

TOTAL COMMON STOCKS (Cost - $2,220,723,131)		2,433,204,718

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2022 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 1.5%
INDUSTRIALS - 1.5%
Professional Services - 1.5%
Clarivate PLC (Cost - $59,208,540)	5.250%		644,300	$38,413,166

PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—		837,315	1,770,846	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	475,854	*(a)(b)(c)

TOTAL HEALTH CARE				2,246,700

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	—		631,998	2,605,456	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $7,467,593)				4,852,156

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
Edify Acquisition Corp., Class A Shares		12/31/27	233,645	29,194	*

HEALTH CARE - 0.0%††
Biotechnology - 0.0%††
Ginkgo Bioworks Holdings Inc.		8/1/26	454,112	290,632	*

TOTAL WARRANTS (Cost - $1,369,582)				319,826

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,288,768,846)				2,476,789,866

	RATE		SHARES
SHORT-TERM INVESTMENTS - 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%		76,951,872	76,951,872
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%		19,237,968	19,237,968	(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $96,189,840)				96,189,840

TOTAL INVESTMENTS - 100.1% (Cost - $2,384,958,686)				2,572,979,706
Liabilities in Excess of Other Assets - (0.1)%				(1,409,925)

TOTAL NET ASSETS - 100.0%				$2,571,569,781

See Notes to Schedule of Investments.

ClearBridge Select Fund 2022 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	All or a portion of this security is pledged as collateral for written options.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $19,237,968 and the cost was $19,237,968 (Note 2).

At July 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
ON Semiconductor Corp., Call	8/19/22	$60.00	880	$5,876,640	$(730,400)
ON Semiconductor Corp., Call	8/19/22	65.00	440	2,938,320	(206,800)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $234,189)					$(937,200)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$73,017,874	—	$5,266,747	$78,284,621
Financials	212,188,734	$4,579,629	—	216,768,363
Information Technology	623,391,055	—	13,273,524	636,664,579
Other Common Stocks	1,501,487,155	—	—	1,501,487,155
Convertible Preferred Stocks	38,413,166	—	—	38,413,166
Preferred Stocks:
Health Care	—	—	2,246,700	2,246,700
Information Technology	—	—	2,605,456	2,605,456
Warrants:
Financials	—	29,194	—	29,194
Health Care	290,632	—	—	290,632

Total Long-Term Investments	2,448,788,616	4,608,823	23,392,427	2,476,789,866

Short-Term Investments†	96,189,840	—	—	96,189,840

Total Investments	$2,544,978,456	$4,608,823	$23,392,427	$2,572,979,706

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$937,200	—	—	$937,200

†	See Schedule of Investments for additional detailed categorizations.

9

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$31,056,780	$137,771,967	137,771,967	$149,590,779	149,590,779	—	$44,602	—	$19,237,968

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	03/21	$1,152,587	$1,087,328	$4.12	0.04%
Brain Corp., Preferred Shares	631,998	04/20, 11/20	3,334,103	2,605,456	4.12	0.10
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,770,846	2.11	0.07
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	05/21	1,822,500	475,854	2.11	0.02
Databricks Inc., Common Shares	72,578	08/21	15,999,994	8,413,302	115.92	0.33
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	3,772,894	13.48	0.15
Klaviyo Inc., Common Shares	304,189	05/21	10,154,267	5,266,747	17.31	0.20

			$38,452,190	$23,392,427		0.91%

10